Other Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Expenses By Nature [Abstract]
Summary Of Other Operating Expense

Other operating expenses for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the years ended
Other expenses by nature	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Professional, outsourced and other services	(27,666,155)	(31,529,339)	(35,580,482)
Other supplies and services	(18,746,799)	(16,538,925)	(17,249,969)
Insurance premiums	(12,479,501)	(15,963,457)	(14,750,997)
Taxes and charges	(3,411,239)	(3,589,932)	(5,897,231)
Repairs and maintenance	(2,183,793)	(2,467,908)	(3,277,318)
Marketing, public relations and advertising	(388,562)	(713,691)	(572,883)
Leases and rental costs	(3,606,514)	(1,229,779)	(1,240,625)
Environmental expenses	(3,862,251)	(1,341,773)	(2,806,941)
Huechún and Chillán projects written-off (*)	-	(2,549,926)	-
Current projects written-off (**)	(25,105,910)	(33,930,297)	(2,706,830)
Other supplies	(2,720,780)	(4,680,233)	(3,308,962)
Travel expenses	(1,925,277)	(1,974,202)	(2,057,192)
Indemnities and fines	(724,239)	(2,793,753)	(890,392)
Total other expenses by nature	(102,821,020)	(119,303,215)	(90,339,822)

(*) See Note 15.7). 9.

(**) See Note 15.7). 8, 9 and 10.